Organization and Principal Activities - Additional Information (Details) - CNY (¥)		1 Months Ended		12 Months Ended
	Aug. 04, 2017	Jun. 30, 2018	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization And Principal Activities [Line Items]
Aggregate shares issued	99,990,000
Ordinary Shares
Organization And Principal Activities [Line Items]
Aggregate shares issued				26,827,744
VIE
Organization And Principal Activities [Line Items]
Maximum value of assets in single transaction				¥ 100,000
VIE and Subsidiaries and Schools
Organization And Principal Activities [Line Items]
Percentage of aggregate consolidated assets				59.40%	99.60%
Percentage of aggregate consolidated liabilities				85.10%	75.20%
IPO
Organization And Principal Activities [Line Items]
Aggregate shares issued		16,560,000
IPO | Preferred Series A Shares
Organization And Principal Activities [Line Items]
Aggregate shares issued			11,917,880
IPO | Ordinary Shares
Organization And Principal Activities [Line Items]
Aggregate shares issued			52,082,120	16,560,000
IPO | VIE
Organization And Principal Activities [Line Items]
Percentage of equity interest transfer to related party of holder			3.6335%
IPO | VIE | Mr. Yunlong Sha
Organization And Principal Activities [Line Items]
Percentage of equity interest with preferential feature sold			5.00%